Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (11,332)	$ 4,282	$ 8,509	$ 4,762	$ (9,994)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	53,313	45,210	61,348	55,451	53,320
Amortization of original issue discount and deferred financing costs	2,009	5,051	6,783	6,330	6,143
Loss on extinguishment of debt	63,682
Interest paid in kind	2,143	17,528	23,754	20,902	18,392
Change in the fair value of the interest rate cap		67	67	641	2,258
(Gain) loss on foreign currency transactions	(11)			(835)
Non-cash revenue and other	(239)	(224)	(319)	(342)	(983)
Impairment losses on long-lived assets		675	694	1,262
Loss (gain) on disposal of fixed assets	721	375	437	(636)	497
Stock-based compensation	9,528	16,700	17,596	1,158	2,354
Deferred income taxes	367	(14,913)	(12,045)	(5,872)	(13,570)
Changes in assets and liabilities:
Accounts receivable	10,977	13,159	(1,580)	(1,487)	(6,968)
Prepaid expenses and other current assets	(21,123)	3,383	(4,110)	259	2,241
Income taxes			(218)	27,321	447
Accounts payable and accrued expenses	(553)	6,332	1,155	13,303	(1,723)
Deferred revenue	2,479	(8,369)	(1,694)	7,937	8,592
Accrued rent and related obligations	8,258	3,331	6,273	2,968	5,791
Other assets	(1,966)	(1,238)	(2,180)	614	2,244
Other current and long-term liabilities	3,212	1,300	2,512	(166)	1,078
Net cash provided by operating activities	121,465	92,649	106,982	133,570	70,119
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(55,244)	(47,791)	(69,086)	(42,517)	(39,522)
Proceeds from disposal of fixed assets	85		21	4,851	5
Payments for acquisitions-net of cash acquired	(125,389)	(108,040)	(111,825)	(57,326)	(6,387)
Net cash used in investing activities	(180,548)	(155,831)	(180,890)	(94,992)	(45,904)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings of long-term debt	769,360	82,321
Extinguishment of long-term debt	(972,468)
Proceeds from initial public offering	234,944
Cumulative borrowings under revolving line of credit (2013)	80,600
Cumulative repayments under revolving line of credit (2013)	(60,000)
Principal payments of long-term debt	(5,925)	(5,260)	(5,472)	(4,933)	(3,656)
Borrowings (repayments) on line of credit-net				(18,500)	(20,300)
Borrowings of long-term debt, net of deferred financing costs and original issuance discount			82,321
Purchase of company stock		(5,140)	(5,140)		(111)
Proceeds from issuance of common stock	8,671	2,115	2,115	59	258
Tax benefit from stock-based compensation	4,845	3,381	3,381	93	312
Net cash (used in) provided by financing activities	60,027	77,417	77,205	(23,281)	(23,497)
Effect of exchange rates on cash and cash equivalents	(43)	374	364	(287)	360
Net increase in cash and cash equivalents	901	14,609	3,661	15,010	1,078
Cash and cash equivalents-beginning of period	34,109	30,448	30,448	15,438	14,360
Cash and cash equivalents-end of period	35,010	45,057	34,109	30,448	15,438
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments of interest	26,757	30,351	51,974	54,706	62,111
Cash payments of taxes	9,911	7,972	12,823	3,062	2,738
Non-cash accretion of Class L common stock preferred return			$ 84,647	$ 72,842	$ 65,962